Short-Term and Long-Term Debt	12 Months Ended
Dec. 31, 2022
Short-Term and Long-Term Debt [Abstract]
Short-Term and Long-Term Debt	14. Short-Term and Long-Term Debt

Details underlying short-term and long-term debt (in millions) were as follows:

	As of December 31,
	2022	2021
Short-Term Debt
Current maturities of long-term debt	$500	$300
Total short-term debt	$500	$300

Long-Term Debt, Excluding Current Portion
Senior notes:
4.00% notes, due 2023 (1)	$-	$500
3.35% notes, due 2025 (1)	300	300
3.625% notes, due 2026 (1)	400	400
3.80% notes, due 2028 (1)	500	500
3.05% notes, due 2030 (1)	500	500
3.40% notes, due 2031 (1)	500	500
3.40% notes, due 2032 (1)	300	-
6.15% notes, due 2036 (1)	243	243
6.30% notes, due 2037 (1)(2)	375	375
7.00% notes, due 2040 (1)(2)	500	500
4.35% notes, due 2048 (1)	450	450
4.375% notes, due 2050 (1)	300	300
Total senior notes	4,368	4,568
Term loan due 2024 (3)	250	250
Subordinated notes:
LIBOR + 236 bps, due 2066 (4)	562	562
LIBOR + 204 bps, due 2067 (4)	433	433
Total subordinated notes	995	995
Capital securities:
LIBOR + 236 bps, due 2066 (4)	160	160
LIBOR + 204 bps, due 2067 (4)	58	58
Total capital securities	218	218
Unamortized premiums (discounts)	(6)	(6)
Unamortized debt issuance costs	(34)	(35)
Unamortized adjustments from discontinued hedges	341	356
Fair value hedge on interest rate swap agreements	(177)	(21)
Total long-term debt	$5,955	$6,325

(1)We have the option to repurchase the outstanding notes by paying the greater of 100% of the principal amount of the notes to be redeemed or the make-whole amount (as defined in each note agreement), plus in each case any accrued and unpaid interest as of the date of redemption.

(2)Categorized as operating debt for leverage ratio calculations as the proceeds were primarily used as a long-term structured solution to reduce the strain on increasing statutory reserves associated with secondary guarantee UL and term policies.

(3)The term loan bears interest at LIBOR plus an applicable margin. The applicable margin changed from 87.5 basis points to 112.5 basis points on November 3, 2022.

(4)To hedge the variability in rates, we purchased interest rate swaps to lock in a fixed rate of approximately 5% over the remaining terms of the subordinated notes and capital securities.

Details underlying the recognition of a gain (loss) on the modification or early extinguishment of debt (in millions) reported within interest expense on the Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Principal balance outstanding prior to modification
or payoff (1)	$-	$995	$796
Unamortized debt issuance costs and discounts	-	-	(2)
Amount exchanged or paid to modify or retire debt	-	(1,003)	(809)
Gain (loss) on modification or early
extinguishment of debt, pre-tax	$-	$(8)	$(15)

(1)During 2021, we completed the exchange of a portion of our outstanding capital securities for newly issued subordinated notes. In connection with the exchange offer, we solicited and received the requisite number of consents to amend the indentures governing the remaining outstanding capital securities to eliminate various terms and conditions and other provisions, including the covenant that required us to make interest payments in accordance with an alternative coupon satisfaction mechanism upon the occurrence of certain trigger events. During 2020, we redeemed our $296 million outstanding principal amount of 4.85% senior notes due 2021 and repaid our $500 million LIBOR + 150 bps term loan due 2022.

Future principal payments due on long-term debt (in millions) as of December 31, 2022, were as follows:

2023	$500
2024	250
2025	300
2026	400
2027	-
Thereafter	4,881
Total	$6,331

For our long-term debt outstanding, unsecured senior debt, which consists of senior notes and a term loan, ranks highest in priority, followed by subordinated notes and then capital securities.

Facility Agreement for Senior Notes Issuance

During August 2020, LNC entered into a 10-year facility agreement (the “facility agreement”) with a Delaware trust in connection with the sale by the trust of $500 million of pre-capitalized trust securities in a private placement pursuant to Rule 144A of the Securities Act of 1933, as amended. The trust invested the proceeds from the sale of the trust securities in a portfolio of principal and interest strips of U.S. Treasury securities. The facility agreement provides LNC the right to issue and sell to the trust, on one or more occasions, up to an aggregate principal amount outstanding at any one time of $500 million of LNC’s 2.330% senior notes due August 15, 2030 (“2.330% senior notes”) in exchange for a corresponding amount of U.S. Treasury securities held by the trust. The 2.330% senior notes will not be issued unless and until the issuance right is exercised. In return, LNC pays a semi-annual facility fee to the trust at a rate of 1.691% per year (applied to the unexercised portion of the maximum amount of senior notes that LNC could issue and sell to the trust), and LNC reimburses the trust for its expenses.

The issuance right will be exercised automatically in full upon our failure to make certain payments to the trust, such as paying the facility fee or reimbursing the trust for its expenses, if the failure to pay is not cured within 30 days, or upon certain bankruptcy events involving LNC. We are also required to exercise the issuance right in full if our consolidated stockholders’ equity (excluding AOCI) falls below a minimum threshold (which was $2.75 billion as of December 31, 2022, and is subject to adjustment from time to time in certain cases) and upon certain other events described in the facility agreement.

Prior to any involuntary exercise of the issuance right, LNC has the right to repurchase any or all of the 2.330% senior notes then held by the trust in exchange for U.S. Treasury securities. LNC may redeem any outstanding 2.330% senior notes, in whole or in part, prior to their maturity. Prior to May 15, 2030, the redemption price will equal the greater of par or a make-whole redemption price. After May 15, 2030, any outstanding 2.330% senior notes may be redeemed at par.

Credit Facilities

Credit facilities, which allow for borrowing or issuances of letters of credit (“LOCs”), (in millions) were as follows:

		As of December 31, 2022
	Expiration	Maximum	LOCs
	Date	Available	Issued
Credit Facilities
Five-year revolving credit facility	June 19, 2026	$2,500	$1,641
LOC facility (1)	August 26, 2031	979	948
LOC facility (1)	October 1, 2031	891	891
Total		$4,370	$3,480

(1)Our wholly-owned subsidiaries entered into irrevocable LOC facility agreements with third-party lenders supporting inter-company reinsurance agreements.

During June 2021, we entered into an amended and restated credit agreement with a syndicate of banks, which amended and restated our existing five-year revolving credit facility agreement. The credit facility, which is unsecured, allows for the issuance of LOCs and borrowing of up to $2.5 billion and has a commitment termination date of June 19, 2026. The LOCs under the credit facility are used primarily to satisfy reserve credit requirements of (i) our domestic insurance companies for which reserve credit is provided by our affiliated reinsurance companies and (ii) certain ceding companies of our legacy reinsurance business.

The credit facility agreement, as currently in effect, contains:

•Customary terms and conditions, including covenants restricting our ability to incur liens, merge or consolidate with another entity where we are not the surviving entity and dispose of all or substantially all of our assets;

•Financial covenants including maintenance of a minimum consolidated net worth equal to the sum of $10.0 billion plus 50% of the aggregate net proceeds of equity issuances received by us after December 1, 2022, all as more fully set forth in the agreement; and a debt-to-capital ratio as defined in accordance with the agreement not to exceed 0.35 to 1.00;

•A cap on secured non-operating indebtedness and non-operating indebtedness of our subsidiaries equal to 7.5% of total capitalization, as defined in accordance with the agreement; and

•Customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default.

Upon an event of default, the credit facility agreement, as currently in effect, provides that, among other things, the commitments may be terminated and the loans then outstanding may be declared due and payable.  As of December 31, 2022, we were in compliance with all such covenants.

Our LOC facility agreements each contain customary terms and conditions, including early termination fees, covenants restricting the ability of the subsidiaries to incur liens, merge or consolidate with another entity and dispose of all or substantially all of their assets. Upon an event of early termination, the agreements require the immediate payment of all or a portion of the present value of the future LOC fees that would have otherwise been paid. Further, the agreements contain customary events of default, subject to certain materiality thresholds and grace periods for certain of those events of default. The events of default include payment defaults, covenant defaults, material inaccuracies in representations and warranties, bankruptcy and liquidation proceedings and other customary defaults. Upon an event of default, the agreements provide that, among other things, obligations to issue, amend or increase the amount of any LOC shall be terminated and any obligations shall become immediately due and payable. As of December 31, 2022, we were in compliance with all such covenants.

Shelf Registration

We currently have an effective shelf registration statement, which allows us to issue, in unlimited amounts, securities, including debt securities, preferred stock, common stock, warrants, stock purchase contracts, stock purchase units and depository shares.